Related Party Transactions - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	0
Fair market value of common stock	$ 2,394,295,000	$ 2,223,551,000
Paychex Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	1,529,093	1,647,522
Fair market value of common stock	$ 171,533,653	$ 231,015,535